Deferred Revenue - Schedule of Deferred Revenue (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Contract Liabilities [Line Items]
Total	$ 148,546	$ 144,658
Less: current portion	(1,163)	(1,606)
Non-current portion	147,383	143,052
Marmato
Contract Liabilities [Line Items]
Total	64,546	60,658	$ 0
Less: current portion	(1,163)
Non-current portion	63,383
Toroparu
Contract Liabilities [Line Items]
Total	$ 84,000	$ 84,000